Directors' and Supervisors' Emoluments - Remuneration of Every Director and Supervisor (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Salaries, wages and welfare	¥ 10,746	¥ 13,803	¥ 15,218
Employer's contribution to a retirement benefit scheme	1,458	1,785	1,797
Total	12,204	15,588	17,015
Wang Chang Shun [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	0	0	0
Ma Xu Lun [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0
Salaries, wages and welfare	0	0
Housing allowance	0	0
Employer's contribution to a retirement benefit scheme	0	0
Total	0	0
Tan Wan Geng [member]
Disclosure of transactions between related parties [line items]
Directors' fees			0
Salaries, wages and welfare			0
Housing allowance			0
Employer's contribution to a retirement benefit scheme			0
Total			0
Han Wen Sheng [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0
Salaries, wages and welfare	0	0
Housing allowance	0	0
Employer's contribution to a retirement benefit scheme	0	0
Total	0	0
Pan Fu [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	0	0	0
Li Jia Shi [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	0	0	84
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	12
Total	0	0	96
Tan Jin Song [member]
Disclosure of transactions between related parties [line items]
Directors' fees	150	150	150
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	150	150	150
Jiao Shu Ge [member]
Disclosure of transactions between related parties [line items]
Directors' fees	150	150	150
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	150	150	150
Mao Juan [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	706	712	658
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	126	129	124
Total	832	841	782
Zheng Fan [member]
Disclosure of transactions between related parties [line items]
Directors' fees	60	60	0
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	60	60	0
Gu Hui Zhong [member]
Disclosure of transactions between related parties [line items]
Directors' fees	60	60	60
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	60	60	60
Lin Xiao Chun [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0
Salaries, wages and welfare	633	367
Housing allowance	0	0
Employer's contribution to a retirement benefit scheme	125	90
Total	758	457
Zhang Zi Fang [member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	¥ 0	¥ 0	¥ 0